Receivables and Related Allowances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 285,145	$ 314,512
Centuri Construction Group Inc [Member]
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 173,000